Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 67,647	$ 66,137	$ 12,298
Less: Accumulated depreciation	(29,995)	(23,845)	(11,468)
Total Property and equipment, net	37,652	42,292	830
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,193	46,233	$ 12,298
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,254	13,254
Molds and Dies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,200	$ 6,650